Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-41450
Entity Registrant Name	NEXT TECHNOLOGY HOLDING INC.
Entity Central Index Key	0001784970
Entity Tax Identification Number	84-4948289
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1376-7 OBA
Entity Address, Address Line Two	SAITAMA PREFECTURE GRANDAGE 3, TAKEBASHI 408
Entity Address, City or Town	KASUKABE CITY
Entity Address, Country	JP
Entity Address, Postal Zip Code	344-0021
City Area Code	+81
Local Phone Number	7094081304
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0000 par value per share
Trading Symbol	NXTT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false